COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Leases Monthly Payments For First Twelve Months	$ 16,620		$ 16,620
Leases Monthly Payments For Second Twelve Months	17,285		17,285
Unrealated Party [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	154,536	61,782	216,318
Related party [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 54,648	$ 54,648	$ 323,334